Statement of cash flows (Parenthetical) € in Millions, R in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)
Statement
Increase (decrease) in cash generated by operating activities (as a percent)	(21.00%)	(21.00%)	(21.00%)
Cash generated by operating activities			R 19,633	[1]
Increase (decrease) in working capital			(433)
Amounts capitalised to assets under construction			1,974
Proceeds on disposals and scrappings			2,032	[2]
Proceeds from long-term debt			18,504	[3]
Repayment of long-term debt			23,987	[3]
Proceeds from short-term debt			15,136	[4]
Additional bilateral facility, one
Statement
Proceeds from long-term debt		$ 250	3,700
Additional bilateral facility, two
Statement
Proceeds from long-term debt			2,200
Revolving credit facilities
Statement
Repayment of long-term debt		671	9,900
Syndicated loan facility
Statement
Proceeds from short-term debt		$ 1,000	14,000
Sasol Huntsman GmbH & co KG
Statement
Proceeds on disposals and scrappings	€ 91		R 1,506

[1]	Cash generated by operating activities decreased by 21% to R19.6 billion compared to R24.8 billion in the prior period. This was largely due to the softer macroeconomics and losses attributable to the LCCP. The decrease was partially negated by another strong working capital and cost performance from the foundation business. Working capital decreased by R433 million during the period mainly as a result of focused management actions.
[2]	Includes proceeds from the disposal of our investment in Sasol Huntsman GmbH & co KG of EUR91 million (R1 506 million).
[3]	Includes additional bilateral facilities of US$250 million (R3.7 billion) and R2.2 billion in the local debt market issued under the Domestic Medium Term Note programme offset by net repayment of RCF (US$671 million/R9.9 billion).
[4]	Short-term debt includes the US$1 billion (R14 billion) syndicated loan facility raised in November 2019.